The Company	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company

1. The Company

DropCar Operating Business

The Company is a provider of automotive vehicle support, fleet logistics, and concierge services for both consumers and the automotive industry. Its cloud-based Enterprise Vehicle Assistance and Logistics (“VAL”) platform and mobile application (“app”) assists consumers and automotive-related companies to reduce the costs, hassles and inefficiencies of owning a car, or fleet of cars, in urban centers.

In July 2018, the Company launched its Mobility Cloud platform which provides automotive-related businesses with a 100% self-serve SaaS version of its VAL platform to manage their own operations and drivers, as well as customer relationship management (“CRM”) tools that enable their clients to schedule and track their vehicles for service pickup and delivery. The Company’s Mobility Cloud also provides access to private application programming interfaces (“APIs”) which automotive-businesses can use to integrate the Company’s logistics and field support directly into their own applications and processes natively, to create more seamless client experiences. The Company earned de minimis revenues from Mobility Cloud in 2019. The Company did not earn any revenues from Mobility Cloud in 2018.

On the enterprise side, original equipment manufacturers (“OEMs”), dealers, and other service providers in the automotive space are increasingly being challenged with consumers who have limited time to bring in their vehicles for maintenance and service, making it difficult to retain valuable post-sale service contracts or scheduled consumer maintenance and service appointments. Additionally, many of the vehicle support centers for automotive providers (i.e., dealerships, including body work and diagnostic shops) have moved out of urban areas thus making it more challenging for OEMs and dealers in urban areas to provide convenient and efficient service for their consumer and business clientele. Similarly, shared mobility providers and other fleet managers, such as rental car companies and car share programs, face a similar urban mobility challenge: getting cars to and from service bays, rebalancing vehicle availability to meet demand in fleeting and de- fleeting vehicles to and from dealer lots, auction sites and to other locations.

In July 2018, the Company began assessing demand for a Self-Park Spaces monthly parking plan whereby consumers could designate specific garages for their vehicles to be stored at a base monthly rate, with personal 24/7 access for picking up and returning their vehicle directly, and the option to pay a la carte on a per hour basis for a driver to perform functions such as picking up and returning their vehicle to their front door. This model aligns more directly with how the Company has structured the enterprise Business-to-Business (“B2B”) side of its business, where an interaction with a vehicle on behalf of its drivers typically generates new revenue. The Company consumer Self-Park Spaces plan combined with its on-demand hourly valet service are the only consumer plans offered from September 1, 2018 onwards. Subscriber plans prior to this date continued to receive service on a prorated basis through the end of August 2018. Additionally, the Company is scaling back its DropCar 360 Services on Demand Service (“360 Services”) for the Consumer portion of the market. As a result of this shift, in August 2018, the Company began to significantly streamline its field teams, operations and back office support tied to its pre-September 1, 2018 consumer subscription plans. The scaling back of these services and the discontinuation of the Company’s monthly parking with front door valet (“Steve”) service resulted in a decrease in revenue.

To date, the Company operates primarily in the New York metropolitan area. In May, June, and August 2018, the Company expanded operations with its B2B business in San Francisco, Washington DC, and Los Angeles, respectively. These three new market expansions are with an OEM customer.

Merger and Exchange Ratio - WPCS

On January 30, 2018, DC Acquisition Corporation (“Merger Sub”), a wholly-owned subsidiary of WPCS International Incorporated (“WPCS”), completed its merger with and into DropCar, Inc. (“Private DropCar”), with Private DropCar surviving as a wholly owned subsidiary of WPCS. This transaction is referred to as the “WPCS Merger.” The WPCS Merger was effected pursuant to an Agreement and Plan of Merger and Reorganization (the “WPCS Merger Agreement”), dated September 6, 2017, by and among WPCS, Private DropCar and Merger Sub.

As a result of the WPCS Merger, each outstanding share of Private DropCar share capital (including shares of Private DropCar share capital issued upon the conversion of outstanding convertible debt) automatically converted into the right to receive approximately 0.3273 shares of WPCS’s common stock, par value $0.0001 per share (the “Exchange Ratio”). Following the closing of the WPCS Merger, holders of WPCS’s common stock immediately prior to the WPCS Merger owned approximately 22.9% on a fully diluted basis, and holders of Private DropCar common stock immediately prior to the WPCS Merger owned approximately 77.1% on a fully diluted basis, of WPCS’s common stock.

The WPCS Merger has been accounted for as a reverse acquisition under the acquisition method of accounting where Private DropCar is considered the accounting acquirer and WPCS is the acquired company for financial reporting purposes. Private DropCar was determined to be the accounting acquirer based on the terms of the WPCS Merger Agreement and other factors, such as relative voting rights and the composition of the combined company’s board of directors and senior management, which was deemed to have control. The pre-acquisition financial statements of Private DropCar became the historical financial statements of WPCS following the WPCS Merger. The historical financial statements, outstanding shares and all other historical share information have been adjusted by multiplying the respective share amount by the Exchange Ratio as if the Exchange Ratio had been in effect for all periods presented.

Immediately following the WPCS Merger, the combined company changed its name from WPCS International Incorporation to DropCar, Inc. The combined company following the WPCS Merger may be referred to herein as “the combined company,” “DropCar,” or the “Company.”

Merger with AYRO

On December 19, 2019, DropCar, ABC Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of DropCar (“ABC Merger Sub”), and AYRO, Inc., a Delaware corporation (“AYRO”), entered into an Agreement and Plan of Merger and Reorganization (the “AYRO Merger Agreement”), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the AYRO Merger Agreement, Merger Sub will merge with and into AYRO, with AYRO continuing as a wholly owned subsidiary of DropCar and the surviving corporation of the merger (the “AYRO Merger”).

Subject to the terms and conditions of the AYRO Merger Agreement, at the closing of the AYRO Merger, (a) each outstanding share of AYRO common stock and AYRO preferred stock will be converted into the right to receive shares of DropCar common stock (the “DropCar Common Stock”) (after giving effect to a reverse stock split of DropCar Common Stock, as described below) equal to the exchange ratio described below; and (b) each outstanding AYRO stock option and AYRO warrant that has not previously been exercised prior to the closing of the AYRO Merger will be assumed by DropCar.

Under the exchange ratio formula in the AYRO Merger Agreement, upon the closing of the AYRO Merger, on a pro forma basis and based upon the number of shares of DropCar common stock to be issued in the AYRO Merger, current DropCar shareholders (along with DropCar’s financial advisor) will own approximately 20% of the combined company and current AYRO investors will own approximately 80% of the combined company (including the additional financing transaction referenced below). For purposes of calculating the exchange ratio, the number of outstanding shares of DropCar common stock immediately prior to the Merger does not take into effect the dilutive effect of shares of DropCar common stock underlying options, warrants or certain classes of preferred stock outstanding as of the date of the AYRO Merger Agreement.

If the AYRO merger is completed, holders of outstanding shares of AYRO common stock and preferred stock (collectively referred to herein as the AYRO equity holders) will be entitled to receive shares of DropCar common stock at an agreed upon exchange ratio per share of AYRO common stock they hold or into which their shares of preferred stock convert (the “AYRO Exchange Ratio”). Upon completion of the AYRO merger and the transactions contemplated in the AYRO Merger Agreement and assuming the exercise of the Pre-funded Warrants, (i) AYRO equity holders (including the investors in the bridge financing, the AYRO private placements, and the nominal stock subscription and a consultant to AYRO) will own the majority of the outstanding equity of DropCar. Immediately following the AYRO merger, subject to the approval of the current DropCar stockholders, it is anticipated that the combined company will effect a reverse stock split with respect to its issued and outstanding common stock. The reverse stock split will increase DropCar’s stock price to at least $5.00 per share.

Prior to the execution and delivery of the AYRO Merger Agreement, and as a condition of the willingness of the parties to enter into the AYRO Merger Agreement, certain stockholders have entered into agreements with AYRO pursuant to which such stockholders have agreed, subject to the terms and conditions of such agreements, to purchase, prior to the consummation of the AYRO Merger, shares of Ayro’s common stock (or common stock equivalents) and warrants to purchase Ayro’s common stock for an aggregate purchase price of $2.0 million (the “AYRO Pre-Closing Financing”). The consummation of the transactions contemplated by such agreements is conditioned upon the satisfaction or waiver of the conditions set forth in the AYRO Merger Agreement. After consummation of the AYRO Merger, Ayro has agreed to cause DropCar to register the resale of the DropCar Common Stock issued and issuable pursuant to the warrants issued to the investors in the AYRO Pre-Closing Financing.

Consummation of the AYRO Merger is subject to certain closing conditions, including, among other things, approval by the stockholders of the Company and AYRO, the continued listing of the Company’s common stock on The Nasdaq Stock Market after the AYRO Merger and satisfaction of minimum net cash thresholds by the Company and AYRO. The impact of the Company’s appeal to The Nasdaq Stock Market as discussed below and COVID-19 could negatively affect our stock price. In accordance with the terms of the AYRO Merger Agreement, (i) certain executive officers, directors and stockholders of AYRO (solely in their respective capacities as AYRO stockholders) holding approximately 57% of the outstanding AYRO capital stock have entered into voting agreements with the Company to vote all of their shares of AYRO capital stock in favor of adoption of the AYRO Merger Agreement (the “AYRO Voting Agreements”) and (ii) certain executive officers, directors and stockholders of the Company (solely in their respective capacities as stockholders of the Company) holding approximately 10% of the Company’s outstanding common stock have entered into voting agreements with AYRO to vote all of their shares of the Company’s common stock in favor of approval of the AYRO Merger Agreement (the “DropCar Voting Agreements” and, together with the AYRO Voting Agreements, the “Voting Agreements”). The Voting Agreements include covenants with respect to the voting of such shares in favor of approving the transactions contemplated by the AYRO Merger Agreement and against any competing acquisition proposals. In addition, concurrently with the execution of the AYRO Merger Agreement, (i) certain executive officers, directors and stockholders of AYRO and (ii) certain directors of the Company have entered into lock-up agreements (the “Lock-Up Agreements”) pursuant to which they accepted certain restrictions on transfers of shares of the Company’s common stock for the one-year period following the closing of the AYRO Merger.

The AYRO Merger Agreement contains certain termination rights for both DropCar and AYRO, and further provides that, upon termination of the AYRO Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of $1,000,000, or in some circumstances reimburse the other party’s reasonable expenses.

At the effective time of the AYRO Merger, the Board of Directors of DropCar is expected to consist of seven members, three of whom will be designated by AYRO, three of whom will be designated by DropCar and one of whom will be designated by the lead investor in the AYRO Pre-Closing Financing. The AYRO Merger Agreement contains certain provisions providing for the ability of AYRO to designate additional members upon the achievement of certain business milestones.

Discontinued Operations – DropCar Operating

On December 19, 2019 and concurrently upon entering in the AYRO Merger Agreement, the Company entered into an asset purchase agreement (“Asset Purchase Agreement”) by and among Company, DropCar Operating Company, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“DropCar Operating”), and DC Partners Acquisition, LLC (the “Purchaser”), Spencer Richardson, our Co-Founder and Chief Executive Officer, and David Newman, our Co-Founder and Chief Business Development Officer, pursuant to which the Company agreed to sell substantially all of the assets associated with its DropCar Operating business of providing vehicle support, fleet logistics and concierge services. The aggregate purchase price for the purchased assets consists of the cancellation of certain liabilities pursuant to those certain employment agreements by and between DropCar Operating and each of Mr. Richardson and Mr. Newman, plus the assumption of certain liabilities relating to or arising out of workers’ compensation claims that occurred prior to the closing date of the Asset Purchase Agreement. The sale of DropCar Operating represented a strategic shift that has had a major effect on the Company’s operations, and therefore, was presented as discontinued operations in the consolidated statement of operations and consolidated statement of cash flows.

Completion of the Asset Purchase Agreement is subject to certain conditions, including customary closing conditions relating to the (i) consummation of a Change in Control (as defined in the Asset Purchase Agreement), including the AYRO Merger and (ii) the receipt by DropCar of the affirmative vote of the holders of the majority of the shares of DropCar common stock entitled to vote on such matters with respect to the matters contemplated by the Asset Purchase Agreement.

Discontinued Operations – Suisun City Operations

On December 10, 2018, the Company signed a definitive agreement with a private corporation and completed the sale on December 24, 2018 of 100% of the Suisun City Operations, its wholly owned subsidiary, for a total cash consideration of $3.5 million. The sale of Suisun City Operations represented a strategic shift that has had a major effect on the Company’s operations, and therefore, was presented as discontinued operations in the consolidated statement of operations and consolidated statement of cash flows.

Trading of Company’s stock

The Company’s shares of common stock listed on The Nasdaq Capital Market, previously trading through the close of business on January 30, 2018 under the ticker symbol “WPCS,” commenced trading on The Nasdaq Capital Market, on a post-Reverse Stock Split adjusted basis, under the ticker symbol “DCAR” on January 31, 2018.

On September 25, 2018, the Company received a notification letter from The Nasdaq Stock Market (the “Nasdaq”) informing the Company that for the last 30 consecutive business days, the bid price of the Company’s securities had closed below $1.00 per share, which is the minimum required closing bid price for continued listing on The Nasdaq Capital Market pursuant to Listing Rule 5550(a)(2). In order to regain compliance, on March 8, 2019, the Company filed a certificate of amendment to its amended and restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a one-for-six reverse stock split of its outstanding shares of common stock. On March 26, 2019, the Company received a notification letter from the Nasdaq informing it that it had regained compliance with Listing Rule 5550(a)(2).

On August 19, 2019, the Company received a letter from the Listing Qualifications Department of the Nasdaq indicating that the Company no longer complies with the minimum stockholders’ equity requirement under Nasdaq Listing Rule 5550(b)(1) for continued listing on The Nasdaq Capital Market because the Company’s stockholders’ equity of $2,466,776, as reported in the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2019, was below the required minimum of $2,500,000. In December 2019, the Company received notification it has regained compliance.

On September 6, 2019, the Company received notification from Nasdaq stating that the Company did not comply with the minimum $1.00 bid price requirement for continued listing set forth in Listing Rule 5550(a)(2) (the “Listing Rule”). In accordance with Nasdaq listing rules, the Company was afforded 180 calendar days (until March 4, 2020) to regain compliance with the Listing Rule. On March 5, 2020, the Company received notification from the Listing Qualification Department of Nasdaq that it had not regained compliance with the Listing Rule. The notification indicated that the Company’s common stock will be delisted from the Nasdaq Capital Market unless it requested an appeal of this determination. On March 12, 2020, the Company requested a hearing to appeal the determination with the Nasdaq Hearings Panel (the “Panel”), which will postpone the delisting of the Company’s securities pending the Panel’s decision. The hearing is scheduled for April 16, 2020. The Company’s appeal to the Panel included a plan that sets forth a commitment to consider all available options to regain compliance with the Listing Rules, including the option to effectuate a reverse stock split upon receipt of stockholder approval, which the Company intend to seek in connection with the joint proxy statement and consent solicitation statement/prospectus filed with the Securities and Exchange Commission on February 14, 2020 in connection with the AYRO Merger, in order to bring the Company’s stock price over the $1.00 bid price requirement and to meet the $4.00 bid price initial listing requirement. However, there can be no assurance that the Company will be successful in regaining compliance with the Listing Rule.

The Nasdaq notification has no effect at this time, or during the appeal period, on the listing of the Company’s common stock on the Nasdaq.